CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2018
CAPITAL AND RESERVES
CAPITAL AND RESERVES

17.          CAPITAL AND RESERVES

(a)  Share capital

At December 31, 2018, the authorized share capital consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares with no par value.

On July 25, 2018, the Company completed a non-brokered private placement of 227,273 flow-through common shares at a price of C$13.20 per share for gross proceeds of $2,304 before share issuance costs of $31. The Company bifurcated the gross proceeds between share capital of $1,913 and flow-through share premium of $391.

On June 30, 2017 and July 14, 2017, the Company completed two tranches of a private placement of 329,000 flow-through common shares at a price of C$15.20 per flow-through share for combined gross proceeds of $3,891, before share issuance costs of $30. The Company bifurcated the gross proceeds between share capital of $3,182 and flow-through share premium of $709.

(b)  Stock options

The Company has adopted an incentive stock option plan which provides that the Board of Directors of the Company may from time to time, in their discretion, and in accordance with Toronto Stock Exchange requirements, grant to its directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issue does not exceed 10% of the number of then outstanding common shares. Such options can be exercisable for a maximum of five years from the date of grant. The exercise price of each stock option is set by the Board of Directors at the time of grant but cannot be less than the market price. Vesting of stock options is at the discretion of the Board of Directors at the time the options are granted.

The following table summarizes the changes in share options for the year ended December 31:

	2018		2017
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	options	(in CAD)	options	(in CAD)
Outstanding, January 1,	6,454,327	$9.32	7,524,727	$9.05
Granted	615,592	10.60	1,067,875	12.83
Exercised	(1,576,500)	6.95	(1,822,025)	9.40
Expired	(882,750)	13.52	(290,000)	14.64
Forfeited	(47,750)	12.72	(26,250)	10.43
Outstanding, December 31,	4,562,919	$9.47	6,454,327	$9.32

For options exercised during the period, the related weighted average share price at the time of exercise was C$10.76 (2017 – C$13.33).

The following table summarizes information about share options outstanding and exercisable at December 31, 2018:

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	options	average years	options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$5.85 - $7.99	1,647,075	1.58	1,647,075	$7.04
$8.00 - $9.99	1,615,469	2.65	1,214,877	9.20
$10.00 - $11.99	130,000	3.13	77,200	10.73
$12.00 - $13.99	1,135,375	3.94	319,530	13.04
$14.00 - $15.99	35,000	2.61	35,000	15.17
Outstanding, December 31, 2018	4,562,919	2.60	3,293,682	$8.59

The total share-based compensation expense for the year ended December 31, 2018 was $3,502 (2017 – $3,733) of which $3,502 (2017 – $2,367) was expensed in the statement of earnings (loss) and nil (2017 – $1,366) was capitalized to mineral properties, plant and equipment.

The following are the weighted average assumptions employed to estimate the fair value of options granted for the year ended December 31, 2018 and 2017 using the Black-Scholes option pricing model:

	For the year ended
	December 31,	December 31,
	2018	2017
Risk-free interest rate	2.23%	1.42%
Expected volatility	58.46%	63.63%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

Option pricing models require the input of subjective assumptions including the expected price volatility, and expected option life. Changes in these assumptions may have a significant impact on the fair value calculation.

(c)  2015 RSU Plan – RSU's

The Company adopted the 2015 RSU Plan to allow the Board of Directors to grant its employees and consultants, non-transferable share units based on the value of the Company’s share price at the date of grant. The awards have a graded vesting schedule over a three-year period and can be either cash or equity settled upon vesting at the discretion of the Board of Directors.

The associated compensation cost is recorded in share-based compensation expense unless directly attributable to mineral properties, plant and equipment.

The following table summarizes the changes in RSU’s for the year ended December 31:

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	729,064	$14.41	735,729	$10.65
Granted	481,230	9.78	370,472	12.96
Settled	(385,063)	9.67	(355,648)	13.07
Forfeited	(83,345)	11.16	(21,489)	13.85
Outstanding, December 31,	741,886	$11.31	729,064	$14.41

At December 31, 2018, a liability of $1,271 (2017 – $2,715) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2018, $1,558 (2017 – $3,365) was expensed in the statement of earnings (loss) as share-based compensation expense and nil (2017 – $687) was capitalized to mineral properties, plant and equipment.

(d)  2015 RSU plan – PSU’s

PSU’s are granted to senior executive management under the 2015 RSU Plan. The PSU’s vest at the end of the third year and the number of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the Company’s total shareholder return compared to the return of a selected group of peer companies.

The following table summarizes the changes in PSU’s for the year ended December 31:

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	74,140	$14.41	—	$—
Granted	91,945	9.78	74,140	13.08
Outstanding, December 31,	166,085	$11.31	74,140	$14.41

At December 31, 2018, a liability of $231 (2017 – $15) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2018, $226 (2017 – $15) was expensed in the statement of earnings (loss) as share-based compensation expense.

(e)  2018 DSU Plan – DSU’s

During the year ended December 31, 2018, the Company established a DSU plan (“2018 DSU Plan”) for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of DSU’s. The number of DSU’s granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSU’s by the fair market value of the Company’s common shares on the conversion date. In addition, the Board may, at its discretion, grant additional DSU’s to plan participants. Each eligible director will be required to hold DSU’s received until the eligible director ceases to be a director of the Company, following which the DSU’s will be settled in cash.

The following table summarizes the changes in DSU’s for the year ended December 31:

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	—	$—	—	$—
Granted	117,587	9.78	—	—
Outstanding, December 31,	117,587	$11.57	—	$—

At December 31, 2018, a liability of $997 (2017 – nil) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2018, $1,014 (2017 – nil) was expensed in the statement of earnings (loss) as share-based compensation expense.

(f)  Earnings (loss) per share

The calculation of diluted earnings (loss) per share was based on earnings (loss) attributable to ordinary shareholders and the weighted-average number of shares outstanding after adjustments for the effect of potential dilutive shares. For the year ended December 31, 2018, potential share issuances arising from the exercise of share options and the settlement of restricted share units in common shares were included in the calculation of diluted weighted average shares outstanding as well as their impact on earnings (loss) attributable to shareholders of the Company. Potentially dilutive shares associated with the convertible notes and share options (out of the money) were not included in the diluted earnings (loss) per share calculation as their effect was anti-dilutive.

The following table summarizes the calculation of basic and diluted earnings (loss) per share:

	For the year ended
	December 31,	December 31,
	2018	2017

Net earnings (loss) for the year	$36,620	$(16,453)

Basic weighted average number of common shares outstanding	182,905,004	181,208,295
Effective impact of dilutive securities:
Share options	955,963	—
Restricted share units	20,950	—

Diluted weighted average number of common shares outstanding	183,881,917	181,208,295

Earnings (loss) per share
Basic	$0.20	$(0.09)
Diluted	$0.20	$(0.09)